Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
(a)     Available for sale investments (short-term)
As at December 31, 2023, the Company held $2.0 million of available for sale investments (December 31, 2022: $1.7 million). Short-term investments comprise highly liquid investments with maturities of greater than three months and minimum "A-" rated fixed term deposits. The Company classifies its short- term investments as available for sale.
Short term investments at December 31, 2023 have an average maturity of 3.6 years compared to 2.8 years at December 31, 2022. The contractual maturity of certain investments in the portfolio is greater than 12 months; however, classification as short-term investments reflects the Company's practice and intention in respect of these investments. The Company recognizes the unrealized losses in equity as these unrealized losses on short-term investments have been considered as temporary.

(b)    Available for sale investments (long-term)

The Company entered into subscription agreements with a number of funds. During the year ended December 31, 2023, capital totaling $14.0 million (December 31, 2022: $3.7 million) had been advanced under the terms of the subscription agreements. The Company determined that the interest in funds meets the definition of equity securities without readily determinable fair values. The Company therefore concluded that the interests held at December 31, 2023 and December 31, 2022 qualify for the NAV practical expedient in ASC 820.
There was an increase in fair value of $0.2 million (December 31, 2022: $6.3 million) recognized in net income during the year bringing the carrying value of the subscriptions to $46.8 million at December 31, 2023 (December 31, 2022: $32.6 million). At December 31, 2023, the Company had committed to future investments of $66.4 million in respect of these funds.
(c)     Equity method investments

On July 24, 2020, the Company obtained a 49% interest in the voting share capital of Oncacare in exchange for consideration of $4.9 million. At that time, the Company’s investment in Oncacare was accounted for under the equity method due to the Company's ability to exercise significant influence over Oncacare. The Company recorded its pro rata share of the earnings/losses of this investment in 'Share of losses in equity investments' in the Consolidated Statement of Operations.

The Company has recorded losses of $0.4 million, $3.1 million and $2.2 million representing its pro rata share of the losses in Oncacare during the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

On April 20, 2023, the Company completed the purchase of the majority investor's 51% majority voting share capital of
Oncacare, such that Oncacare and its subsidiaries became wholly-owned subsidiaries of the ICON Group.